Summary of Certificates of Deposit by Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deposit Liabilities [Line Items]
2012	$ 6,873,895
2013	1,598,877
2014	833,916
2015	764,247
2016	569,217
2017 and thereafter	69,888
Total certificates of deposit	$ 10,710,040	$ 10,889,190